Segments - Additional Information (Detail) £ in Millions	12 Months Ended
	Dec. 31, 2020 GBP (£) segment	Dec. 31, 2019 GBP (£)	Dec. 31, 2018 GBP (£)
Disclosure of operating segments [line items]
Number of segments | segment	4
Assets	£ 292,332	£ 281,702	£ 283,372
Customer deposits	185,707	171,715	167,315
Corporate loans	24,474	27,043
Profit before tax	605	1,012	1,545
Retail banking
Disclosure of operating segments [line items]
Assets	192,070	185,920	177,959
Customer deposits	152,167	142,735	139,976
Profit before tax	1,081	1,092	1,431
Retail banking | Reclassified Amounts
Disclosure of operating segments [line items]
Assets	(2,000)
Customer deposits	(3,100)
Profit before tax	18	(36)
Corporate and commercial banking
Disclosure of operating segments [line items]
Assets	17,626	18,391	19,858
Customer deposits	24,985	20,546	19,695
Profit before tax	(165)	140	243
Corporate and commercial banking | Reclassified Amounts
Disclosure of operating segments [line items]
Assets	2,000
Customer deposits	3,100
Corporate loans	400
Profit before tax	(9)	24
Corporate and commercial banking | Bottom of range
Disclosure of operating segments [line items]
Annual turnover of business	2
Corporate and commercial banking | Top of range
Disclosure of operating segments [line items]
Annual turnover of business	500
Corporate and investment banking
Disclosure of operating segments [line items]
Annual turnover of business	500
Assets	2,784	4,046	3,244
Customer deposits	6,506	6,102	4,853
Profit before tax	(8)	(36)	(24)
Corporate and investment banking | Reclassified Amounts
Disclosure of operating segments [line items]
Profit before tax	(10)	(1)
Corporate and investment banking | Bottom of range
Disclosure of operating segments [line items]
Annual turnover of business	500
Corporate centre
Disclosure of operating segments [line items]
Assets	79,852	73,345	82,311
Customer deposits	2,049	2,332	2,791
Profit before tax	(303)	(184)	£ (105)
Corporate centre | Reclassified Amounts
Disclosure of operating segments [line items]
Corporate loans	(400)
Profit before tax	£ 1	£ 13